UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-23842

Felicitas Private Markets Fund

_______________________________________

(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.
235 West Galena Street
Milwaukee, WI 53212

_______________________________________

(Address of principal executive offices) (Zip code)

Ann Maurer
235 West Galena Street
Milwaukee, WI 53212

_______________________________________

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2270

Date of fiscal year end: June 30

Date of reporting period: December 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.

A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)     The Report to Shareholders is attached herewith.

Felicitas Private Markets Fund

Consolidated Financial Statements
(Unaudited)

For the Period July 1, 2023
(Commencement of Operations)
through December 31, 2023

Semi-Annual Report

Felicitas Private Markets Fund

Table of Contents

Consolidated Financial Statements (Unaudited)
For the Period July 1, 2023 (Commencement of Operations) through December 31, 2023 (Unaudited)

Felicitas Private Markets Fund
Consolidated Schedule of Investments
December 31, 2023 (Unaudited)

Investments at Fair Value	Principal Balance/ Shares	Initial Acquisition Date	Cost	Fair Value
Investments in Private Investment Funds(a) – 91.7%
United States – 68.2%
Private Credit – 18.8%
Banner Ridge DSCO Fund I, LP(b)(c)(d)	—	1/8/2021	$2,478,891	$3,736,327
Crestline Portfolio Financing Fund (US), L.L.C.(b)(c)	—	4/30/2018	1,164,049	1,114,775
Crestline Portfolio Financing Fund II (US), L.P(b)(c)	—	8/27/2021	872,119	997,660
Crestline Praeter, L.P. – Fulcrum(b)(c)	—	12/15/2020	510,988	—
FPA WhiteHawk III Onshore Fund, L.P.(b)(c)	—	12/15/2021	1,488,494	1,669,592
GACP II, L.P.(b)(c)	—	6/21/2018	21,518	387,443
Golub Capital BDC 3, Inc.(c)	200,355	7/23/2021	3,006,957	3,005,320
Kayne Anderson BDC, Inc.(c)	46,857	4/22/2021	744,936	821,518
LBR Co-Invest Debtco, L.P.(b)(c)	—	9/10/2018	11,554	19,860
Nuveen Churchill Private Capital Income Fund(b)(c)	—	9/28/2023	2,000,000	2,009,923
Pathlight Capital Fund I LP(b)(c)	—	3/1/2019	1,265,935	1,316,647
TerraCotta Credit Fund L.P.(b)(c)	—	1/31/2019	2,000,290	2,049,177
Thorofare Asset Based Lending Fund V, L.P.(b)(c)	—	3/24/2020	3,001,412	3,075,347
Total Private Credit			18,567,143	20,203,589

Private Equity – 29.2%
Arrowroot Protecht, L.P.(b)(c)	—	1/27/2022	2,103,288	3,441,369
Awz Manager II, Inc(c)	10	6/30/2022	—	1
Awz Pentera II LLC(b)(c)	—	7/15/2022	1,013,663	1,796,827
CapitalSpring Investment Partners VI Parallel II, LP(b)(c)	—	4/1/2022	2,162,620	2,192,427
Dugout Funding LLC(b)(e)	—	12/19/2019	—	—
Ironsides Direct Investment Fund V, L.P.(b)(c)(d)	—	5/26/2020	825,010	1,482,548
LBR Co-Invest Equityco, LLC(b)(c)	—	9/10/2018	206,454	446,275
Levine Leichtman Capital Partners VI, L.P. (Series A)(b)(c)	—	2/20/2018	8,475,583	13,075,506
Levine Leichtman Capital Partners VI, L.P. (Series B)(b)(c)	—	2/20/2018	941,729	1,453,282
NPC KeepTruckin, LLC(b)(c)	—	4/29/2021	262,500	274,213
NPC Opportunity Fund, L.P.(b)(c)	—	10/28/2020	903,900	938,960
Peregrine Select Fund II, L.P.(b)(c)	—	6/21/2021	1,201,741	1,285,177
Signal Peak Ventures III CIV-A, L.P.(b)(c)	—	1/3/2022	1,003,689	1,501,805
Signal Peak Ventures IV, L.P.(b)(c)	—	9/26/2022	990,000	994,225
StepStone Private Venture and Growth Fund(b)(c)	—	9/28/2023	2,000,000	2,152,579
TSC Co-Invest L.P.(b)(c)	—	9/3/2020	183,629	558,347
Total Private Equity			22,273,806	31,593,541

Felicitas Private Markets Fund
Consolidated Schedule of Investments
December 31, 2023 (Unaudited) — (Continued)

Investments at Fair Value	Principal Balance/ Shares	Initial Acquisition Date	Cost	Fair Value
Investments in Private Investment Funds(a) (continued)
United States
Real Estate – 6.8%
13th Floor Fund IV, LP(b)(c)(d)	—	11/30/2020	$373,849	$666,597
EGH Investors LLC (Series A)(b)(d)(e)	—	12/19/2019	1,324,975	1,988,120
EGH Investors LLC (Series B)(b)(e)	—	12/19/2019	222,441	333,749
LL-MS City Place 2 Blocker, LLC(b)(c)	—	3/11/2021	644,315	962,541
LL-MS City Place Blocker, LLC(b)(c)	—	3/11/2021	640,198	960,954
LL-MS Covington Blocker, LLC(b)(c)	—	11/3/2020	303,911	689,250
LL-MS Fabian Way Blocker, LLC(b)(c)	—	11/6/2020	682,021	523,246
LL-MS Management Blocker, LLC(b)(e)	—	11/20/2020	203,956	164,586
LL-MS Troy Court Blocker, LLC(b)(c)	—	11/23/2020	579,470	1,130,455
Total Real Estate			4,975,136	7,419,498

Secondary Funds – 13.4%
Banner Ridge Secondary Fund III Co, LP(b)(c)(d)	—	1/13/2020	1,191,512	1,324,977
Banner Ridge Secondary Fund III (T), LP(b)(c)(d)	—	9/27/2019	892,900	2,600,032
Banner Ridge Secondary Fund IV (T), LP(b)(c)(d)	—	6/16/2021	3,969,510	7,048,245
Inspiration Ventures Secondary Fund I, L.P.(b)(c)	—	6/21/2019	1,786	406,235
OCP Chimera LP(b)(c)	—	6/26/2019	—	318,411
Second Alpha Partners IV, L.P.(b)(c)	—	7/1/2018	651,922	1,421,511
Second Alpha Partners V, L.P.(b)(c)	—	9/28/2021	349,092	388,737
VCFA Venture Partners VI, L.P.(b)(c)	—	7/9/2019	525,281	1,024,083
Total Secondary Funds			7,582,003	14,532,231
Total United States			53,398,088	73,748,859

Cayman Islands – 6.5%
Private Credit – 2.3%
Banner Ridge DSCO Fund I (Offshore), LP(b)(c)	—	1/8/2021	624,537	920,277
Banner Ridge DSCO Fund II (Offshore), LP(b)(c)	—	7/29/2022	1,061,994	1,205,135
Crestline Portfolio Financing Fund Offshore, L.P.(b)(c)	—	4/30/2018	129,627	122,985
Crestline Portfolio Financing Fund II (TE/FNT), L.P.(b)(c)	—	8/27/2021	218,040	249,543
Total Private Credit			2,034,198	2,497,940

Private Equity – 1.7%
Ironsides Offshore Direct Investment Fund V, L.P.(b)(c)	—	5/29/2020	145,590	260,678
Jupiter SPV LP(b)(c)	—	1/21/2022	1,146,645	1,596,388
Total Private Equity			1,292,235	1,857,066

Felicitas Private Markets Fund
Consolidated Schedule of Investments
December 31, 2023 (Unaudited) — (Continued)

Investments at Fair Value	Principal Balance/ Shares	Initial Acquisition Date	Cost	Fair Value
Investments in Private Investment Funds(a) (continued)
Cayman Islands
Secondary Funds – 2.5%
Banner Ridge Secondary Fund III (Offshore), LP(b)(c)	—	9/27/2019	$191,927	$484,198
Banner Ridge Secondary Fund IV (Offshore), LP(b)(c)	—	6/30/2021	993,847	1,758,001
Banner Ridge Secondary Fund V (Offshore), LP(b)(c)	—	9/28/2023	352,396	439,841
Total Secondary Funds			1,538,170	2,682,040
Total Cayman Islands			4,864,603	7,037,046

Guernsey – 0.0%
Private Credit – 0.00%(f)
PDC Opportunities V LP(b)(c)	—	12/30/2019	—	9,715

Luxembourg – 12.9%
Private Credit – 0.00%(f)
17Capital Co-Invest (A) SCSp(b)(c)	—	5/26/2021	106,404	2,258
Private Equity – 12.9%
ACE Buyout IV (Lux) SCSp SICAV-RAIF(b)(c)	—	12/16/2021	5,066,012	7,466,771
NE Fund II SCSp(b)(c)	—	1/28/2022	1,596,257	2,878,536
NE Pulse SCSp(b)(e)	—	10/19/2022	985,996	1,380,826
The Evolution Technology Fund II SCSp(b)(c)	—	9/29/2021	1,666,679	2,208,073
Total Private Equity			9,314,944	13,934,206
Total Luxembourg			9,421,348	13,936,464

United Kingdom – 4.1%
Private Equity – 4.1%
Albion Growth Opportunities LP(b)(c)	—	7/6/2021	1,144,705	1,703,067
European Liquidity Solutions III Limited Partnership(b)(c)	—	10/6/2021	2,691,041	2,732,985
Total Private Equity			3,835,746	4,436,052
Total Investments in Private Investment Funds			71,519,785	99,168,136

Investments in Private Operating Companies(a)(e) – 2.2%
Israel – 2.2%
Private Equity – 2.2%
I.G.M.R Research Ltd. – Ordinary Shares	7,193	9/30/2022	173,206	172,540
I.G.M.R Research Ltd. – Preferred B Shares	2,710	9/30/2022	73,166	73,138
I.G.M.R Research Ltd. – Preferred B-1 Shares	54,389	9/30/2022	1,631,300	1,630,679

Felicitas Private Markets Fund
Consolidated Schedule of Investments
December 31, 2023 (Unaudited) — (Continued)

Investments at Fair Value	Principal Balance/ Shares	Initial Acquisition Date	Cost	Fair Value
Investments in Private Operating Companies(a)(e) (continued)
Israel
I.G.M.R Research Ltd. – Preferred Ordinary A-1 Shares	739	9/30/2022	$18,837	$18,830
I.G.M.R Research Ltd. – Preferred Ordinary A-3 Shares	18,423	9/30/2022	469,689	469,510
I.G.M.R Research Ltd. – Preferred Ordinary A-4 Shares	2,168	9/30/2022	55,281	55,260
Total Private Equity			2,421,479	2,419,957

Loans(a)(e) – 2.4%
United States – 2.4%
Loans – 2.4%
CXI Valley I LLC – Promissory Note, 0%, November 15, 2025	789,543	5/15/2023	679,855	567,329
Venerable Loan 12% PIK, October 27, 2024	2,000,000	10/12/2021	1,714,713	2,081,891
Total Loans			2,394,568	2,649,220

Total Investments at Fair Value – 96.3%			$76,335,832	$104,237,313

Other Assets in Excess of Liabilities – 3.7%				3,972,655
Total Net Assets – 100%				$108,209,968

____________

PIK — Paid-in-Kind Interest

(a)      Investment restricted for resale.

(b)      Private investment fund does not issue shares or units.

(c)      Investment valued using net asset value per share (or its equivalent) as a practical expedient.

(d)      All or a portion of this security is held through Felicitas Private Markets Fund Blocker, LLC.

(e)      Value was determined using significant unobservable inputs.

(f)      Less than 0.005%.

See accompanying notes to consolidated financial statements.

Felicitas Private Markets Fund
Consolidated Schedule of Investments
December 31, 2023 (Unaudited) — (Continued)

Summary of Investments (as a percentage of total net assets)
Investments in Private Investment Funds
United States
Private Equity	29.2%
Private Credit	18.8%
Secondary Funds	13.4%
Real Estate	6.8%
Total United States	68.2%
Cayman Islands
Private Credit	2.3%
Private Equity	1.7%
Secondary Funds	2.5%
Total Cayman Islands	6.5%
Guernsey
Private Credit	0.0%
Luxembourg
Private Credit	0.0%
Private Equity	12.9%
Total Luxembourg	12.9%
United Kingdom
Private Equity	4.1%
Total Investments in Private Investment Funds	91.7%
Investments in Private Operating Companies
Israel
Private Equity	2.2%
Total Investments in Private Operating Companies	2.2%
Loans
United States
Loans	2.4%
Total Loans	2.4%
Total Investments at Fair Value	96.3%
Other Assets in Excess of Liabilities	3.7%
Total Net Assets	100.0%

See accompanying notes to consolidated financial statements.

Felicitas Private Markets Fund
Consolidated Statement of Assets and Liabilities
December 31, 2023 (Unaudited)

Assets
Investments, at fair value (cost $76,335,832)	$104,237,313
Cash and cash equivalents	6,622,456
Receivable for investments sold	107,999
Deferred offering costs (Note 2)	61,591
Interest receivable	36,694
Prepaid expenses	5,213
Total Assets	111,071,266

Liabilities
Management fee payable (Note 2 and Note 7)	17,375
Deferred Tax Liability	2,215,046
Due to Adviser	295,661
Audit and tax fees payable	188,097
Legal fees payable	54,459
Accounting and administration fees payable	27,996
Organization cost payable (Note 2)	21,571
Custody fees payable	6,644
Chief compliance officer fees payable	4,500
Transfer agent fees payable	4,342
Distribution Services Fees Payable	3,000
Accounts payable and other accrued expenses	22,607
Total Liabilities	2,861,298

Commitments and contingencies (see Note 3)

Net Assets	$108,209,968

Composition of Net Assets:
Paid-in capital	$109,408,681
Total distributable earnings	(1,198,713)
Net Assets	$108,209,968

Net Asset Value, and redemption price per Class Y share outstanding
Class Y Shares (5,471,140 Class Y shares outstanding)	$19.78

See accompanying notes to the consolidated financial statements.

Felicitas Private Markets Fund
Consolidated Statement of Operations
For the Period July 1, 2023* through December 31, 2023 (Unaudited)

Investment Income
Dividend income (net of witholding tax of $30,927)	$848,635
Interest Income (net of witholding tax of $3,841)	821,653
Total Income	1,670,288

Expenses
Investment management fees	806,566
Organizational costs (Note 2)	275,195
Legal Fees	223,130
Audit and tax fees	136,038
Accounting and administration fees	62,306
Chief compliance officer Fees	38,684
Trustees’ fees and expenses	15,000
Custodian fees	12,127
Transfer Agency fees	11,433
Distribution services fees	9,000
Blue sky fees	6,560
Offering Costs (Note 2)	5,599
Other operating expenses	59,973
Total Expenses	1,661,611
Less: Reimbursement by Adviser (Note 7)	(388,524)
Net Expenses	1,273,087
Net Investment Gain	397,201

Net Realized Loss and Change in Unrealized Appreciation/Depreciation on Investments
Net realized loss on investments	(3,042,507)
Net realized loss on foreign currency transactions	(1,044)
Net change in unrealized appreciation/(depreciation) on investments	4,167,312
Net change on deferred tax	(2,215,046)
Net Realized Loss and Change in Unrealized Appreciation/Depreciation on Investments	(1,091,285)
Net Decrease in Net Assets Resulting from Operations	$(694,084)

____________

*        The Fund commenced operations following the close of business on June 30, 2023 following reorganization of Felicitas Equity Fund, LP which was effective as of close of business on June 30, 2023. Prior to that, the Fund had been inactive except for matters relating to the Fund’s establishment, designation and planned registration of the Fund’s shares of beneficial interest under the Securities Act and the sale of 5,000 shares (“Initial Shares”) to the Investment Advisor for $100,000 on June 20, 2023 at an initial Net Asset Value (“NAV”) of $20 per share. See Note 1 in the accompanying notes to consolidated financial statements.

See accompanying notes to the consolidated financial statements.

Felicitas Private Markets Fund
Consolidated Statements of Changes in Net Assets

For the Period July 1, 2023* Through December 31 2023 (Unaudited)
Changes in Net Assets Resulting from Operations
Net investment gain	$397,201
Net realized loss on investments	(3,043,551)
Net change in unrealized appreciation/(depreciation) on investments, net of deferred tax	1,952,266
Net Change in Net Assets Resulting from Operations	(694,084)

Distributions to investors
Class Y	(504,629)
Net Change in Net Assets from Distributions to Investors	(504,629)

Change in Net Assets Resulting from Capital Share Transactions

Class Y
Proceeds from issuance of shares(1)	108,804,052
Reinvested distributions	504,629
Total Class Y Transactions	109,308,681

Net Change in Net Assets Resulting from Capital Share Transactions	109,308,681

Total Net Increase in Net Assets	108,109,968

Net Assets
Beginning of period	100,000
End of period	$108,209,968

Shareholder Activity
Class Y Shares
Subscriptions	5,440,203
Reinvested distributions	25,937
Net Change in Class Y Shares Outstanding	5,466,140

____________

*        The Fund commenced operations following the close of business on June 30, 2023 following reorganization of Felicitas Equity Fund, LP which was effective as of close of business on June 30, 2023. Prior to that, the Fund had been inactive except for matters relating to the Fund’s establishment, designation and planned registration of the Fund’s shares of beneficial interest under the Securities Act and the sale of 5,000 shares (“Initial Shares”) to the Investment Advisor for $100,000 on June 20, 2023 at an initial Net Asset Value (“NAV”) of $20 per share. See Note 1 in the accompanying notes to consolidated financial statements.

(1)      Class Y contributions include $108,804,052, which consists of investment assets of $94,376,406, and assumed other assets and liabilities of $14,427,646, which were received in connection with the reorganization of the Felicitas Equity Fund, LP. See Note 1 in the accompanying notes to consolidated financial statements.

See accompanying notes to the consolidated financial statements.

Felicitas Private Markets Fund
Consolidated Statement of Cash Flows
For the Period July 1, 2023* through December 31, 2023 (Unaudited)

Cash Flows From Operating Activities
Net decrease in net assets from operations	$(694,084)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash used in operating activities:
Purchases of investments	(10,307,967)
Distributions received from investments	1,239,948
Net realized loss on investments	3,042,507
Net realized loss on foreign currency transactions	1,044
Net change in unrealized appreciation/depreciation on investments	(4,167,312)
Net change on deferred tax	2,215,046
(Increase)/Decrease in Assets:
Receivable for investments sold	(107,999)
Interest receivable	(36,694)
Prepaid offering costs amortization	(61,591)
Prepaid expenses and other assets	(5,213)
Increase/(Decrease) in Liabilities:
Due to Adviser	295,661
Audit and tax fees payable	188,097
Legal fees payable	54,459
Accounting and administration fees payable	27,996
Organizational cost payable	21,571
Investment management fee payable	17,375
Custody fees payable	6,644
Chief compliance officer fees payable	4,500
Transfer agent fees payable	4,342
Distribution Services Fees Payable	3,000
Accounts payable and other accrued expenses	22,607
Net Cash Used in Operating Activities	(8,236,063)

Cash Flows from Financing Activities
Cash Transferred from the Acquired Fund*	14,758,519
Net Cash Provided by Financing Activities	14,758,519

Net change in Cash and cash equivalents	6,522,456
Cash and cash equivalents – Beginning of Period	100,000
Cash and cash equivalents – End of Period	$6,622,456

Supplemental disclosure of non-cash activities
Reinvested dividends	504,629

____________

*        The Fund commenced operations following the close of business on June 30, 2023 following reorganization of Felicitas Equity Fund, LP which was effective as of close of business on June 30, 2023. Prior to that, the Fund had been inactive except for matters relating to the Fund’s establishment, designation and planned registration of the Fund’s shares of beneficial interest under the Securities Act and the sale of 5,000 shares (“Initial Shares”) to the Investment Advisor for $100,000 on June 20, 2023 at an initial Net Asset Value (“NAV”) of $20 per share. See Note 1 in the accompanying notes to consolidated financial statements.

See accompanying notes to the consolidated financial statements.

Felicitas Private Markets Fund
Consolidated Financial Highlights — Class Y Shares

Per share operating performance.

For a capital share outstanding throughout the period.

	For the Period July 1, 2023* through December 31, 2023 (Unaudited)
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$20.00
Activity from investment operations:
Net investment gain(1)	0.07
Net realized and unrealized gain/(loss) on investments	(0.20)
Total from investment operations	(0.13)

Distributions to investors
From net investment income	(0.06)
From net realized gains	(0.03)
Total distributions to investors	(0.09)

Net Asset Value per share, end of period	$19.78

Net Assets, end of period	$108,209,968

Ratios to average shareholders’ equity:
Net investment gain(2),(3)	0.27%

Gross expenses(4)	2.82%
Expense Recoupment/(Reimbursement)	(0.47)%
Net expenses(4)	2.35%

Total Return(5)	(0.64	)%(6)

Portfolio turnover rate	0	%(6)

____________

*        Commencement of offering of Class Y shares.

(1)      Per share data is computed using the average shares method.

(2)      Net investment loss and net expense have been annualized, except for Organizational Costs which are non-recurring expenses.

(3)      Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratios do not include net investment income of the funds in which the Fund invests.

(4)      Expense ratios have been annualized, except for Organizational Fees which are one time expenses. Expenses do not include expenses from underlying funds in which the Fund invests.

(5)      Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges.

(6)      Not annualized.

See accompanying notes to the consolidated financial statements.

Felicitas Private Markets Fund
Consolidated Notes to Financial Statements
December 31, 2023 (Unaudited)

1.      Organization

Felicitas Private Markets Fund (the “Fund”) is a recently organized Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. Effective November 30, 2023, the Fund also registered its shares under the Securities Act of 1933, as amended. The Fund was organized as a Delaware trust on November 17, 2022. The Fund is an appropriate investment only for those investors who can tolerate a high degree of risk and do not require a liquid investment.

Simultaneous with the commencement of the Fund’s operations (“Commencement of Operations”), Felicitas Equity Fund, LP (the “Predecessor Fund”), reorganized with and transferred substantially all its assets into the Fund. The Fund maintains an investment objective, strategies and investment policies, guidelines and restrictions that are, in all material respects, equivalent to those of the Predecessor Fund. The investment adviser to the Predecessor Fund is the Sub-Adviser to the Fund. The Fund and the Predecessor Fund share the same portfolio managers. The tax-free reorganization was accomplished at the close of business on June 30, 2023. The reorganization was accomplished by the following tax-free exchange in which each limited partner of the Predecessor Fund received the same aggregate share net asset value (“NAV”) in the corresponding classes as noted above:

	Shares Issued	Net Assets
Class Y	5,440,203	$108,804,052

The net unrealized appreciation of investments transferred was $23,674,562 as of the date of the transfer, and the cost basis of the investments received was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Prior to the reorganization, the Fund had been inactive except for matters relating to the Fund’s establishment, designation and planned registration of the Fund’s shares of beneficial interest under the Securities Act and the sale of 5,000 shares (“Initial Shares”) to the Investment Adviser for $100,000 on June 20, 2023 at an initial Net Asset Value (“NAV”) of $20 per share.

Skypoint Capital Advisors, LLC serves as the investment adviser (the “Investment Adviser”) of the Fund. The Investment Adviser provides day-to-day investment management services to the Fund, including selection and oversight of the Sub-Adviser and the Fund’s other service providers. Felicitas Global Partners, LLC serves as the investment sub-adviser (the “Sub-Adviser” and together with the Investment Adviser, the “Advisers”) of the Fund. The Sub-Adviser provides day-to-day investment management services to the Fund, including investment selection, initial and on-going due diligence of Underlying Managers and asset allocation. The Advisers are registered as investment advisers with the Securities and Exchange Commission (“SEC”) under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Board of Trustees of the Fund (the “Board”) has overall responsibility for the management and supervision of the business operations of the Fund.

The Fund’s investment objective is to deliver a combination of yield and capital appreciation. The Fund intends to seek its investment objective through a portfolio of private equity, private credit and real estate investments. Under normal circumstances, the Fund seeks to achieve its objective by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in “private assets” (“80% Policy”). For purposes of this 80% Policy, private assets include: (i) investments in general or limited partnerships, funds, corporations, trusts, closed-end funds (including, without limitation, funds-of-funds) (together, “Investment Funds”) that are managed by independent investment managers, i.e., investment advisers unaffiliated with the Advisers) (each, an “Underlying Manager” and collectively, the “Underlying Managers”); (ii) secondary investments in Investment Funds managed by Underlying Managers; (iii) co-investment vehicles that invest alongside Investment Funds; and (iv) other direct investments in the equity or debt of a company, which are not generally available to unaccredited investors (each, a “Direct Investment” and together with the Investment Funds, the “Investments”). Investment Funds will be limited to (i) private funds (e.g., exempt under Section 3(c)(1) or 3(c)(7) from registration under the 1940 Act), or (ii) registered investment companies and non-traded business development companies that invest at least 80% of their assets in “private assets” that are only available to accredited investors. The Fund does not intend to invest directly in real estate but may invest in real estate indirectly through Investment Funds.

Felicitas Private Markets Fund
Consolidated Notes to Financial Statements
December 31, 2023 (Unaudited) — (Continued)

1.      Organization (cont.)

Basis for Consolidation

The Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statement of Changes in Net Assets, and the Consolidated Statement of Cash Flows include a wholly owned subsidiary, Felicitas Private Markets Fund Blocker, LLC, formed under the laws of Delaware as a limited liability company. All inter-company accounts and transactions have been eliminated in consolidation for the Fund.

As of December 31, 2023, there is one active Subsidiary, Felicitas Private Markets Fund Blocker, LLC, formed in Delaware on March 10, 2023. The Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statements of Changes in Net Assets, Consolidated Statement of Cash Flows and Consolidated Financial Highlights of the Fund include the accounts of the Subsidiary. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of December 31, 2023, total assets of the Fund were $111,071,266, of which $18,846,846, or approximately 16.97%, was held in the Felicitas Private Markets Fund Blocker, LLC.

2.      Significant Accounting Policies

Basis of Preparation and Use of Estimates

The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The preparation of the financial statements in accordance with accounting standards generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Organizational and Offering Costs

Organizational costs consist of the costs of forming the Fund, drafting of bylaws, administration, custody and transfer agency agreements, legal services in connection with the initial meeting of trustees and the Fund’s seed audit costs. Offering costs consist of the costs of preparation, review and filing with the SEC the Fund’s registration statement, the costs of preparation, review and filing of any associated marketing or similar materials, the costs associated with the printing, mailing or other distribution of the Prospectus, Statement of Additional Information (“SAI”) and/or marketing materials, and the amounts of associated filing fees and legal fees associated with the offering. The aggregate amount of the organizational costs and offering costs as of the date of the accompanying financial statements are $275,195 and $67,190, respectively.

The Investment Manager has agreed to advance the Fund’s organizational costs and offering costs already incurred and any additional costs incurred prior to the commencement of operations of the Fund. Organizational costs are expensed as incurred and are subject to recoupment by the Investment Manager in accordance with the Fund’s expense limitation agreement discussed in Note 7. Offering costs, which are also subject to the Fund’s expense limitation agreement discussed in Note 7, are accounted for as a deferred charge until Fund Shares are offered to the public and will thereafter, be amortized to expense over twelve months on a straight-line basis.

Fair Value — Definition and Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Felicitas Private Markets Fund
Consolidated Notes to Financial Statements
December 31, 2023 (Unaudited) — (Continued)

2.      Significant Accounting Policies (cont.)

The Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value, defined in FASB ASC 820, Fair Value Measurements (“ASC 820”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 —	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 —

Inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly. These inputs may include: (a) quoted prices for similar assets in active markets; (b) quoted prices for identical or similar assets in markets that are not active; (c) inputs other than quoted prices that are observable for the asset; or (d) inputs derived principally from or corroborated by observable market data by correlation or other means.

Level 3 —	Inputs that are unobservable and significant to the entire fair value measurement.

Investments in private investment funds measured using net asset value as practical expedient are not categorized within the fair value hierarchy.

Fair value is a market-based measure, based on assumptions of prices and inputs considered from the perspective of a market participant that are current as of the measurement date, rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including the type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy in which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value — Valuation Techniques and Inputs

The Fund calculates its NAV as of the close of business on the last day of each quarter and at such other times as the Board may determine, including in connection with repurchases of Shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated the Investment Adviser as the valuation designee (“Valuation Designee”) for the Fund to perform in good faith the fair value determination relating to all Fund investments, under the Board’s oversight. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.

Felicitas Private Markets Fund
Consolidated Notes to Financial Statements
December 31, 2023 (Unaudited) — (Continued)

2.      Significant Accounting Policies (cont.)

The Fund values its investments in private Investment Funds (generally private funds that are excluded from the definition of “investment company” pursuant to Sections 3(c)(1) or 3(c)(7) of the 1940 Act). In accordance with the Valuation Procedures, fair value as of each quarter-end or other applicable accounting periods, as applicable, ordinarily will be the value determined as of such date by each private Investment Fund in accordance with the private Investment Fund’s valuation policies and reported at the time of the Fund’s valuation. As a general matter, the fair value of the Fund’s interest in a private Investment Fund will represent the amount that the Fund could reasonably expect to receive from the private Investment Fund if the Fund’s interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. The Fund will determine the fair value of such private Investment Fund based on the most recent final or estimated value reported by the private Investment Fund, as well as any other relevant information available at the time the Fund values its portfolio. Using the nomenclature of the hedge fund industry, any values reported as “estimated” or “final” values are expected to reasonably reflect market values of securities when available or fair value as of the Fund’s valuation date. A substantial amount of time may elapse between the occurrence of an event necessitating the pricing of Fund assets and the receipt of valuation information from the Underlying Manager of a private Investment Fund.

Prior to the Fund investing in any Investment Fund, the Investment Adviser will conduct a due diligence review of the valuation methodologies utilized by the Investment Fund, which as a general matter will utilize market values when available, and otherwise will utilize principles of fair value that the Investment Adviser reasonably believe to be consistent, in all material respects, with those used by the Fund in valuing its own investments. Although the Valuation Procedures provide that the Investment Adviser will review the valuations provided by the Underlying Managers to the Investment Funds, none of the Board or the Investment Adviser will be able to confirm independently the accuracy of valuations provided by such Underlying Managers, which may be unaudited.

The Fund’s Valuation Procedures require the Valuation Designee to take reasonable steps in light of all relevant circumstances to value the Fund’s portfolio. The Valuation Designee will consider such information and may conclude in certain circumstances that the information provided by an Underlying Manager does not represent the fair value of the Fund’s interests in the Investment Fund. Although redemptions of interests in Investment Funds are subject to advance notice requirements, Investment Funds will typically make available NAV information to holders which will represent the price at which, even in the absence of redemption activity, the Investment Fund would have effected a redemption if any such requests had been timely made or if, in accordance with the terms of the Investment Fund’s governing documents, it would be necessary to effect a mandatory redemption. Following procedures adopted by the Board, the Investment Adviser will consider whether it is appropriate, in light of all relevant circumstances, to value such interests at the NAV as reported by the Underlying Manager at the time of valuation, or whether to adjust such value to reflect a premium or discount to NAV. In accordance with U.S. generally accepted accounting principles and industry practice, the Fund may not always apply a discount in cases where there is no contemporaneous redemption activity in a particular Investment Fund. In other cases, as when an Investment Fund imposes extraordinary restrictions on redemptions, when other extraordinary circumstances exist, or when there have been no recent transactions in Investment Fund interests, the Fund may determine that it is appropriate to apply a discount to the NAV of the Investment Fund. Any such decision will be made in good faith, and subject to the review and supervision of the Board.

The Valuation Procedures provide that, where deemed appropriate by the Advisers and consistent with the 1940 Act, investments in Investment Funds may be valued at cost. Cost will be used only when cost is determined to best approximate the fair value of the particular security under consideration. For example, cost may not be appropriate when the Fund is aware of sales of similar securities to third parties at materially different prices or in other circumstances where cost may not approximate fair value (which could include situations where there are no sales to third parties). In such a situation, the Fund’s investment will be revalued in a manner that the Valuation Designee, in accordance with the Valuation Procedures, determines in good faith best reflects approximate market value.

Felicitas Private Markets Fund
Consolidated Notes to Financial Statements
December 31, 2023 (Unaudited) — (Continued)

2.      Significant Accounting Policies (cont.)

Debt securities will be valued in accordance with the Valuation Procedures, which generally provide for using a third-party pricing system, agent, or dealer selected by the Investment Adviser, which may include the use of valuations furnished by a pricing service that employs a matrix to determine valuations for normal institutional size trading units. The Valuation Designee will monitor periodically the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less, absent unusual circumstances, will be valued at amortized cost, so long as such valuations are determined by the Valuation Designee to represent fair value.

Securities for which the primary market is a national securities exchange are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the mean between the most recent bid and asked prices. Securities traded on the over-the-counter market are valued at their closing bid prices.

Assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the United States. Foreign exchange rates are also determined prior to such close. On occasion, the values of securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the NAV of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities may be valued at fair value as determined in good faith in accordance with procedures approved by the Board.

Investment Transactions and Related Investment Income

Investment transactions are accounted for on a trade-date basis. Interest is recognized on the accrual basis. Proceeds from investments in investment funds that represent return of capital are accounted for as a reduction to cost, and any proceeds received above the cost basis results in a realized gain. Unrealized gains and losses are reflected in operations when changes between the cost and fair value of investments occur. Income distributions received are recognized as income distributions from investments in private investment funds in the statement of operations.

Cash and Cash Equivalents

Cash and cash equivalents may include money market investments and short-term interest-bearing deposit accounts. At times, such deposits may be in excess of federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

Federal Income Taxes

The Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required. Management of the Fund is required to determine whether a tax position taken by the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, based on the technical merits of the position. Based on its analysis, there were no tax positions identified by management of the Fund which did not meet the “more likely than not” standard as of December 31, 2023.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Felicitas Private Markets Fund
Consolidated Notes to Financial Statements
December 31, 2023 (Unaudited) — (Continued)

3.      Fair Value Measurements

The Fund’s assets recorded at fair value have been categorized based upon a fair value hierarchy as described in the Fund’s significant accounting policies in Note 2. The following table presents information about the Fund’s assets measured at fair value as of December 31, 2023:

Assets (at fair value)	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value(1)	Total
Investments in securities	$—	$—	$—	$—	$—
Investments in private investment funds	—	—	3,867,281	95,300,855	99,168,136
Investments in private operating companies	—	—	2,419,957	—	2,419,957
Investments in loans	—	—	2,649,220	—	2,649,220
Total Investments	$—	$—	$8,936,458	$95,300,855	$104,237,313

____________

(1)      These investments are presented for reconciliation purposes and are not required to be categorized in the fair value hierarchy since they are measured at net asset value, without adjustment, as permitted as a practical expedient.

The below table reflects the unobservable inputs used in the valuation of other Level 3 assets as of December 31, 2023:

	Fair Value at December 31, 2023	Valuation Technique	Unobservable Inputs	Range of Inputs	Impact on Valuation from an Increase in Input
Private investment funds	$2,321,869	Income Approach	Capitalization Rate	7.25%	Decrease
	1,380,826	Market Approach	Transaction Price	$33.95	Increase
	164,586	Other	Transaction Cost	N/A	Increase
Private operating companies	2,419,957	Market Approach	Transaction Price	$23.99 – $29.98	Increase
Loans	2,649,220	Income Approach	Discount Rate	Mid point of BBB and B Ratings – 12%	Decrease
	$8,936,458

The following table presents the changes in assets and transfers in and out for investments that are classified in Level 3 of the fair value hierarchy for the period ended December 31, 2023:

	Private Investment Funds	Private Operating Companies	Loans	Totals
Balance as of July 1, 2023	$—	$—	$—	$—
Purchases(1)	3,896,906	2,419,957	2,830,630	9,147,493
Sales/Paydowns	(83,365)	—	(109,688)	(193,053)
Realized gains(losses)	—	—	(3,571,788)	(3,571,788)
Distributions	—	—	—	—
Change in Unrealized appreciation (depreciation)	53,740	—	3,500,066	3,553,806
Transfers In	—	—	—	—
Transfers Out	—	—	—	—
Balance as December 31, 2023	$3,867,281	$2,419,957	$2,649,220	$8,936,458

____________

(1)      Purchases include transferred securities from reorganization.

Felicitas Private Markets Fund
Consolidated Notes to Financial Statements
December 31, 2023 (Unaudited) — (Continued)

3.      Fair Value Measurements (cont.)

The following table represents investment strategies, unfunded commitments and redemptive restrictions of investments that are measured at NAV per share (or its equivalent) as a practical expedient as of December 31, 2023.

Private Investment Fund*	Investment Category	Unfunded Commitment	Fund Term
13th Floor Fund IV, LP	Real Estate	$250,000	10 yrs after Final Closing with 2 additional years possible. Final close was in 2021
17 Capital Co-Invest (A) SCSp	Private Credit	—	Termination date is 04/14/2030, subject to a 2 year extension
ACE Buyout IV (Lux) SCSp SICAV-RAIF	Private Equity	1,310,116	Termination date is 05/29/2030
Albion Growth Opportunities LP	Private Equity	35,936	5 yrs after First Closing subject to extensions. First closing was in 2021
Arrowroot Protecht, L.P.	Private Equity	—	Partnership shall be dissolved following the disposition of all its Investments
Awz Pentera II LLC	Private Equity	—	Partnership will continue until the earliest occurrence of: sale of all assets of the Company, consent of the Holders, entry of judicial decree of dissolution, or IPO of Pentera Shares
Banner Ridge DSCO Fund I (Offshore), LP	Private Credit	1,375,963	Termination date is 03/20/2030, subject to two 1 year extensions
Banner Ridge DSCO Fund I, LP	Private Credit	5,523,109	Termination date is 03/20/2030, subject to two 1 year extensions
Banner Ridge DSCO Fund II (Offshore), LP	Private Credit	8,942,586	Termination date is 05/20/2030, subject to a 1 year extension
Banner Ridge Secondary Fund III (Offshore), LP	Secondary Funds	667,764	Termination date is 09/19/2029, subject to two 1 year extensions
Banner Ridge Secondary Fund III (T), LP	Secondary Funds	4,053,461	Termination date is 09/19/2029, subject to two 1 year extensions
Banner Ridge Secondary Fund III Co, LP	Secondary Funds	873,272	Termination date is 11/29/2029, subject to two 1 year extensions
Banner Ridge Secondary Fund IV (T), LP	Secondary Funds	4,031,893	Termination date is 06/15/2031, subject to two 1 year extensions
Banner Ridge Secondary Fund IV (Offshore),LP	Secondary Funds	1,006,504	Termination date is 06/15/2031, subject to two 1 year extensions
Banner Ridge Secondary Fund V (Offshore),LP	Secondary Funds	4,647,604	Termination date is 10/14/2032, subject to two 1 year extensions
CapitalSpring Investment Partners VI Parallel II, LP	Private Equity	869,027	Termination date is 3/31/2029, subject to two 1-year extension at the discretion of the GP and one 1-year extension with the consent of the LPAC
Crestline Portfolio Financing Fund II (US), L.P.	Private Credit	1,141,253	36-month investment period with one optional one-year extension, and then 36-month harvest period with two optional one year extensions
Crestline Portfolio Financing Fund II (TE/FNT), L.P.	Private Credit	285,313	36-month investment period with one optional one-year extension, and then 36-month harvest period with two optional one year extensions

Felicitas Private Markets Fund
Consolidated Notes to Financial Statements
December 31, 2023 (Unaudited) — (Continued)

3.      Fair Value Measurements (cont.)

Private Investment Fund*	Investment Category	Unfunded Commitment	Fund Term
Crestline Portfolio Financing Fund, LP	Private Credit	782,060	36-month investment period, and then 36-month harvest period
Crestline Portfolio Financing Fund Offshore B, L.P.	Private Credit	86,607	36-month investment period, and then 36-month harvest period
Crestline Praeter, L.P. –Fulcrum	Private Credit	—	No termination date
Dugout Funding LLC	Private Equity	—	No termination date
EGH Investors LLC (Series A)	Real Estate	—	No termination date
EGH Investors LLC (Series B)	Real Estate	—	No termination date
European Liquidity Solutions III Limited Partnership	Private Equity	257,256	8 yrs after Final Closing
FPA WhiteHawk III Onshore Fund, L.P.	Private Credit	424,670	Term ends at end of Liquidation Period: June 30, 2026. But liquidation period can be extended for up to two 1-yr periods
GACP II, L.P.	Private Credit	—	December 1, 2024 (extended from 12/1/23)
Golub Capital BDC 3, Inc.	Private Credit	—	No termination date
Inspiration Ventures Secondary Fund I, L.P.	Secondary Funds	73,927	Termination date is 09/24/2023 unless extended pursuant to the terms of the Partnership Agreement
Ironsides Direct Investment Fund V, L.P.	Private Equity	64,946	Termination date: April 10, 2030
Ironsides Offshore Direct Investment Fund V, L.P.	Private Equity	11,461	Termination date: April 10, 2030
Jupiter SPV LP	Secondary Funds	—	5 years after initial closing
Kayne Anderson BDC, Inc.	Private Credit	257,845	No termination date
LBR Co-Invest Debtco, L.P.(1)	Private Credit	—	No termination date
LBR Co-Invest Equityco, LLC(1)	Private Equity	—	No termination date
Levine Leichtman Capital Partners VI, L.P. (Series A)	Private Equity	746,426	Termination date: November 16, 2028
Levine Leichtman Capital Partners VI, L.P. (Series B)	Private Equity	82,936	Termination date: November 16, 2028
LL-MS City Place Blocker, LLC	Real Estate	—	No termination date
LL-MS City Place Blocker 2, LLC	Real Estate	—	No termination date
LL-MS Covington Blocker, LLC	Real Estate	—	No termination date
LL-MS Fabian Way Blocker, LLC	Real Estate	20,661	No termination date

Felicitas Private Markets Fund
Consolidated Notes to Financial Statements
December 31, 2023 (Unaudited) — (Continued)

3.      Fair Value Measurements (cont.)

Private Investment Fund*	Investment Category	Unfunded Commitment	Fund Term
LL-MS Management Blocker, LLC	Real Estate	—	No termination date
LL-MS Troy Court Blocker, LLC	Real Estate	71,815	No termination date
NE Pulse SCSp	Private Equity	15,110	N/A — Direct investment into the company
NE Fund II SCSp	Private Equity	138,321	10 years following the Final Closing Date. May be extended for a maximum of two years.
NPC KeepTruckin, LLC	Private Equity	—	Continue until the fifth anniversary of the Initial Closing Date. The Managing Member may, in its sole discretion, extend the term of the Company for up to two additional one-year periods
NPC Opportunity Fund, L.P.	Private Equity	100,000	7 years after the Final Closing and GP has discretion to extend by unlimited one-year periods
Nuveen Churchill Private Capital Income Fund(2)	Private Credit	—	Perpetual life.
OCP Chimera LP	Secondary Funds	239,000	5 years after the Closing Date
Pathlight Capital Fund I LP	Private Credit	259,194	Last day of the fiscal quarter in which the fifth anniversary of the Final Closing Date falls. May be extended up to two consecutive one-year periods
PDC Opportunities V LP	Private Credit	374	The Fund will continue until the proceeds of the final realization is received.
Peregrine Select Fund II, L.P.	Private Equity	300,000	Termination date is 06/18/2031, subject to two 1-year extensions at the GP’s discretion.
Second Alpha Partners IV, L.P.	Secondary Funds	149,958	Termination date is 05/31/2024, subject to two 1 year extensions
Second Alpha Partners V, L.P.	Private Equity	649,928	The Partnership shall terminate at the close of business on the 7th anniversary of the final closing date, but subject to two 1 year extensions
Signal Peak Ventures III CIV-A, L.P.	Private Equity	—	Continue until the tenth anniversary of the Activation Date, unless extended pursuant to paragraph 10.1 or sooner dissolved as provided in paragraph 10.2(a)
Signal Peak Ventures IV, L.P.	Private Equity	510,000	10 years from the due date of the first capital call (the “Activation Date”), subject to one one-year extension at the General Partner’s discretion.
StepStone Private Venture and Growth Fund(3)	Private Equity	—	Closed-end, evergreen, tender fund.
TerraCotta Credit Fund L.P.(4)	Private Credit	—	Evergreen, until Fund is dissolved, liquidated, or terminated per Article 8 of LPA
The Evolution Technology Fund II SCSp	Private Equity	80,158	January 13, 2030

Felicitas Private Markets Fund
Consolidated Notes to Financial Statements
December 31, 2023 (Unaudited) — (Continued)

3.      Fair Value Measurements (cont.)

Private Investment Fund*	Investment Category	Unfunded Commitment	Fund Term
Thorofare Asset Based Lending Fund V, L.P(5)	Private Credit	—	Until the partnership is terminated and wound up in accordance with the limited partnership agreement
TSC Co-Invest L.P.	Private Equity	—	Will exist in perpetuity unless terminated by the GP
VCFA Venture Partners VI, L.P.	Secondary Funds	80,000	Termination date is 12/05/2028, subject to a 2 year extension terminating no later than 12/05/2030
Total Unfunded Commitment		$40,416,454

____________

*        No withdrawals are permitted from any of the above investments except L.P., Law Business Research, Nuveen Churchill Private Capital Income Fund, StepStone Private Venture and Growth Fund, TerraCotta Credit Fund, and Thorofare Asset Based Lending Fund V, L.P.

(1)      Withdrawals permitted upon written consent of the General Partner.

(2)      Quarterly repurchases at NAV as of each quarter-end, limited to 5.0% of aggregate outstanding (either by number of shares or aggregate NAV) as of the close of the previous calendar quarter. Repurchase is subject to the Board of Trustees’ approval.

(3)      Quarterly redemptions of up to 2.5% of the Fund’s outstanding shares, subject to the Board of Trustees approval. Redemptions beginning in the fifth full quarter post-launch (Q1 2024).

(4)      Quarterly withdrawals after the initial lock-up period of 3 years.

(5)      Withdrawals permitted annually, subject to the lock-up period of 2 years.

4.      Significant Risk Factors

The Fund is subject to substantial risks — including market risks, strategy risks and Investment Fund manager risks. Private Investment Funds generally will not be registered as investment companies under the 1940 Act and, therefore, the Fund will not be entitled to the various protections afforded by the 1940 Act with respect to its investments in private Investment Funds. While the Advisers will attempt to moderate any risks of securities activities of the Investment Fund managers, there can be no assurance that the Fund’s investment activities will be successful or that the Shareholders will not suffer losses. The Advisers will not have any control over the Investment Fund managers, thus there can be no assurances that an Investment Fund manager will manage its Investment Funds in a manner consistent with the Fund’s investment objective.

The Fund’s investing activities and those of the Underlying Funds expose the Fund to various types of financial risks that are associated with the financial instruments and markets in which they invest. These financial risks include credit risk, liquidity risk and market risk (including foreign currency risk, interest rate risk and other price risks). The Fund’s overall risk management program focuses on minimizing potential adverse effects on the Fund’s performance resulting from these financial risks. The Fund attempts to manage these financial risks on an aggregate basis along with other risks associated with its investing activities.

Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war (including Russia’s invasion of Ukraine and the Israel-Hamas war), acts of terrorism, the spread of infectious illnesses and/or other public health issues, or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect

Felicitas Private Markets Fund
Consolidated Notes to Financial Statements
December 31, 2023 (Unaudited) — (Continued)

4.      Significant Risk Factors (cont.)

the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of Market Disruptions and Geopolitical Risks on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

Banking Risk

The impairment or failure of one or more banks with whom the Fund transacts may inhibit the Fund’s ability to access depository accounts. In the event of such a failure of a banking institution where the Fund holds depository accounts, access to such accounts could be restricted and U.S. Federal Deposit Insurance Corporation (“FDIC”) protection may not be available for balances in excess of amounts insured by the FDIC. In such instances, the Fund may not recover such excess, uninsured amounts.

Credit Risk

In the normal course of business, the Fund maintains its cash balances in financial institutions, which at times may exceed federally insured limits. The Fund is subject to credit risk to the extent any financial institution with which it conducts business is unable to fulfill contractual obligations on its behalf. Management monitors the financial condition of such financial institutions and does not anticipate any losses from these counterparties.

Liquidity Risk

Investments held by the Fund are generally in illiquid securities and partnership interests acquired through privately negotiated transactions and there is no assurance that the Fund will be able to realize such investments in a timely manner. The Fund’s ability to exit its investments may be adversely affected by market conditions.

Market Risk

Market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. Market risk includes foreign currency, interest rate risk and other price risks.

Foreign currency and exchange risks

Foreign currency risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rates. To the extent that the Fund directly or indirectly holds assets in foreign currencies, the Fund will be exposed to a degree of currency risk which may adversely affect performance, changes in foreign currency exchange rates may materially affect the value of investments in the portfolio.

In addition, the Fund will incur costs associated with conversion between various currencies. The Fund will conduct its foreign currency exchange transactions in relation to the funding investment commitment or receiving proceeds upon dispositions, but ordinarily will not attempt to hedge currency risks over the long-term.

Interest Rate Risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The fair value of debt securities in which the Underlying Funds invest is sensitive to changes in interest rates and market conditions within the United States and other countries. The fair values of equity securities may be indirectly affected by changes in interest rates as well.

Felicitas Private Markets Fund
Consolidated Notes to Financial Statements
December 31, 2023 (Unaudited) — (Continued)

4.      Significant Risk Factors (cont.)

Other Price Risks

Other price risks relate to the risks that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices (other than those arising from foreign currency or interest rate risk), whether those changes are caused by factors specific to the individual financial instrument or its issuer, or factors affecting all similar financial instruments traded in the market. These risks may include equity and commodity risk.

Concentration Risk

The Investment portfolio of the Fund may be subject to rapid change in value than would be the case if the Fund were to maintain a wide diversification amount securities or industry sectors.

5.      Capital Stock

The Fund has designated two separate classes of shares of beneficial interest (the “Shares”) of the Fund, Class Y Shares and Class I Shares. Class Y Shares are currently offered. The Fund has applied to the SEC for an exemptive order that would permit the Fund to offer more than one class of Shares. Class I Shares will not be offered to investors until the Fund has received an exemptive order permitting the multi-class structure. The Fund’s Shares will generally be offered as of the first business day of each calendar quarter or at such other times as may be determined by the Board of Trustees of the Fund. The Shares will be issued at NAV per Share. Effective November 30, 2023 the Fund registered $175,000,000 for sale under the Fund’s registration statement. No holder of the Fund’s Shares (“Shareholder”) will have the right to require the Fund to redeem its Shares.

The minimum initial investment for Class Y Shares of the Fund is $250,000 and the minimum additional investment in Class Y Shares of the Fund by any Shareholder is $25,000. The minimum initial investment for Class I Shares of the Fund is $25,000 and the minimum additional investment in Class I Shares of the Fund by any Shareholder is $5,000. However, the Fund, in its sole discretion, may accept investments below these minimums.

The Fund is not a liquid investment. Beginning on or about the first quarter of 2024 (or such other or later date as the Board may determine), and at the sole discretion of the Board and provided that it is in the best interests of the Fund and Shareholders to do so, the Fund intends to, but is not obligated to, provide a limited degree of liquidity to the Shareholders by conducting repurchase offers generally quarterly on or about March 31, June 30, September 30 and December 31 of each year. Any repurchases of Shares will be made at such times and on such terms as may be determined by the Board from time to time in its sole discretion. However, no assurance can be given that repurchases will occur or that any Shares properly tendered will be repurchased by the Fund. In determining whether the Fund should offer to repurchase Shares from Shareholders of the Fund pursuant to repurchase requests, the Board may consider, among other things, the recommendation of the Investment Adviser as well as a variety of other operational, business and economic factors. If the Board determines that the Fund will offer to repurchase Shares, written notice will be provided to Shareholders that describes the commencement date of the repurchase offer, specifies the date on which repurchase requests must be received by the Fund, and contains other terms and information Shareholders should consider in deciding whether and how to participate in such repurchase opportunity. The expiration date of the repurchase offer (the “Expiration Date”) will be a date set by the Board occurring no sooner than 20 business days after the commencement date of the repurchase offer, provided that such Expiration Date may be extended by the Board in its sole discretion. The Fund generally will not accept any repurchase request received by it or its designated agent after the Expiration Date. Each repurchase offer will be offered pursuant to the tender offer rules of the Securities Exchange Act of 1934. A 2.00% early repurchase fee will be charged by the Fund with respect to any repurchase of Shares from a Shareholder at any time prior to the day immediately preceding the one-year anniversary of the Shareholder’s purchase of the Shares. Shares tendered for repurchase will be treated as having been repurchased on a “first in-first out” basis. An early repurchase fee payable by a Shareholder may be waived by the Fund in circumstances where the Board determines that doing so is in the best interests of the Fund. The Fund has not conducted any tender offers as of December 31, 2023.

Felicitas Private Markets Fund
Consolidated Notes to Financial Statements
December 31, 2023 (Unaudited) — (Continued)

6.      Federal Income Taxes

At December 31, 2023, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes, were as follows:

Cost of investments	$74,596,926
Gross unrealized appreciation	30,625,267
Gross unrealized depreciation	(984,880)
Net unrealized appreciation/depreciation on investments	$29,640,387

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on partnership investments.

The Blocker is a domestic limited liability company that has elected to be treated as a C-corporation for federal and state income tax purposes and is required to account for its estimate of income taxes. The estimated provision for income taxes attributable to the Blocker for the six months ended December 31, 2023 consists of the following:

Current:
Federal	$0
State	0
Total	0

Federal:
Federal	$1,598,042
State	617,004
Total	$2,215,046

Estimated provision for income taxes	$2,215,046

As of December 31, 2023, the deferred tax liability is attributable to the temporary differences between the treatment of net unrealized gains on Private Assets on a book and tax basis.

Total income tax expense/(benefit) (current and deferred) differs from the amount computed by applying the federal statutory income tax rate of 21% to net investment income and realized and unrealized gain/(loss) on investments before taxes as follows:

Income taxes at statutory rate	$94,221
State income taxes	26,584
Book to tax period adjustments	2,094,805
Estimated provision for income taxes	$2,215,046

7.      Investment Advisory and Other Agreements

The Fund has entered into an investment management agreement (the “Investment Management Agreement”) with the Adviser. Subject to the oversight of the Fund’s Board of Trustees, the Adviser is responsible for managing the Fund’s business affairs and providing day-to-day administrative services to the Fund either directly or through others selected by it for the Fund. Under the Investment Management Agreement, the Adviser is entitled to a management fee, calculated and payable quarterly in arrears, at the annual rate of 1.50% of the Fund’s net assets at quarter-end. The Investment Adviser pays the Sub-Adviser a quarterly sub-advisory fee equal to 83.33% of the first $750,000 of Net Management Fee received by the Investment Adviser and then 66.67% of any Net Management Fee above $750,000. The “Net Management Fee” means the gross management fee (as defined by the Investment Management Agreement) paid by the Fund to the Investment Adviser for the period being measured, minus the amount of any fee

Felicitas Private Markets Fund
Consolidated Notes to Financial Statements
December 31, 2023 (Unaudited) — (Continued)

7.      Investment Advisory and Other Agreements (cont.)

waiver or expense reimbursement paid by or due from the Investment Adviser to the Fund or any service provider to the Fund (including without limitation shareholder service fees and platform fees and expenses paid by the Fund or the Investment Adviser) under an expense limitation agreement, expense cap arrangement, or other similar agreement.

The Investment Adviser has entered into an expense limitation and reimbursement agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund, whereby the Investment Adviser has agreed to waive fees that it would otherwise have been paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Total Annual Expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-2), expenses incurred in connection with any merger or reorganization after commencement of Fund operations, any shareholder servicing fees paid under the Fund’s Shareholder Service Plan and extraordinary expenses, such as litigation expenses) do not exceed 2.25% of the net assets of the Fund on an annualized basis (the “Expense Limit”) through July 1, 2024. Because taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization after commencement of Fund operations, any shareholder servicing fees paid under the Fund’s Shareholder Service plan, and extraordinary expenses are excluded from the Expense Limit, Total Annual Expenses (after fee waivers and expense reimbursements) are expected to exceed 2.25%. The Expense Limitation and Reimbursement Agreement may not be terminated before that date by the Fund or the Investment Adviser and thereafter may be terminated by the Fund or the Investment Adviser upon 30 days’ written notice. Unless it is terminated, the Expense Limitation and Reimbursement Agreement automatically renews for consecutive one-year terms. For a period not to exceed three years from the date on which a Waiver is made, the Investment Adviser may recoup amounts waived or assumed, provided it is able to affect such recoupment and remain in compliance with the Expense Limit in effect at the time of the Waiver and the Expense Limit in effect at the time of the repayment. The Expense Limitation Agreement may be terminated by the Board of Trustees of the Fund (the “Board”) upon thirty days’ written notice to the Investment Adviser. During the period ended December 31, 2023, the Investment Adviser reimbursed expenses totaling $388,524.

As of December 31, 2023, the Investment Adviser may seek recoupment for previously waived or reimbursed expenses, subject to the limitations noted above, no later than the dates and amounts outlined below.

June 30, 2027
$388,524

UMB Distribution Services, LLC (the “Distributor”) acts as the principal underwriter of the Fund’s Shares; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and administrator. For the period ended December 31, 2023, the Fund’s allocated UMBFS fees are reported on the Statement of Operations.

A trustee and certain officers of the Fund are employees of UMBFS or the Investment Manager. The Fund does not compensate trustees and officers affiliated with the Fund’s administrator or Investment Manager. For the period ended December 31, 2023, the Fund’s allocated fees incurred for trustees who are not affiliated with the Fund’s administrator or Investment Manager are reported on the Statement of Operations.

Vigilant Compliance, LLC provides Chief Compliance Officer (“CCO”) services to the Fund. The Fund’s allocated fees incurred for CCO services for the period ended December 31, 2023, are reported on the Statement of Operations

8.      Investment Transactions

For the period ended December 31, 2023, purchases and sales of investments, including principal reductions received, excluding short-term investments, were $10,307,967 and $0, respectively.

9.      Subsequent Events

The Fund has evaluated subsequent events through the date of issuance of this report and has determined that there are no material events that would require disclosure.

Felicitas Private Markets Fund
Fund Information
December 31, 2023 (Unaudited)

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at 1 (888) 884-8810 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund 1 (888) 884-8810 or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov or by calling the Fund at 1 (888) 884-8810.

Felicitas Private Markets Fund
Fund Information
December 31, 2023 (Unaudited) — (Continued)

Approval of Investment Management Agreement and Investment Sub-Advisory Agreement

At the meeting of the Board of Trustees (the “Board”) held on December 8-9, 2022 (the “Meeting”), the Board, including a majority of Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act (the “Independent Trustees”), approved the Investment Management Agreement between Skypoint Capital Advisors, LLC (the “Investment Manager”) and the Fund (the “Investment Management Agreement”) and the Investment Sub-Advisory Agreement between the Fund, the Investment Manager and Felicitas Global Partners, LLC (the “Sub-Adviser”) (the “Investment Sub-Advisory Agreement” and together with the Investment Management Agreement, the “Advisory Agreements”). Pursuant to relief granted by the U.S. Securities and Exchange Commission in light of the COVID-19 pandemic (the “Order”) and a determination by the Board that reliance on the Order was appropriate due to circumstances related to the current or potential effects of COVID-19, the Meeting was held by videoconference.

In advance of the Meeting, the Independent Trustees requested and received materials from the Investment Manager and Sub-Adviser to assist them in considering the approval of the Advisory Agreements. The Independent Trustees considered the materials and other information that had been provided in connection with the Board’s review of the Advisory Agreements at the Meeting. The Board did not consider any single factor as controlling in determining whether or not to approve either Advisory Agreement. Nor are the items described herein all-encompassing of the matters considered by the Board.

The Board engaged in a detailed discussion of the materials with management of the Investment Manager and Sub-Adviser. The Independent Trustees then met separately with independent counsel to the Independent Trustees at the Meeting for a full review of the materials. Following this session, the full Board reconvened and after further discussion determined that the information presented provided a sufficient basis upon which to approve the Advisory Agreements.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board reviewed and considered the nature, extent and quality of the investment advisory services proposed to be provided by the Investment Manager and Sub-Adviser to the Fund under the Advisory Agreements, including the selection of Fund investments. The Board also reviewed and considered the nature, extent and quality of the non-advisory, administrative services proposed to be provided to the Fund by the Investment Manager and the Sub-Adviser, including, among other things, providing office facilities, equipment, and personnel. The Board also reviewed and considered the qualifications of the key personnel of the Investment Adviser and the Sub-Adviser who would provide the investment advisory and/or administrative services to the Fund. The Board determined that the Investment Manager’s and the Sub-Adviser’s key personnel were well-qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board also took into account the Investment Manager’s and the Sub-Adviser’s compliance policies and procedures. Based on their review, the Board concluded that the overall nature, extent and quality of the advisory and administrative services expected to be provided to the Fund under the Advisory Agreements was satisfactory.

PERFORMANCE

The Board considered the investment experience of the Investment Manager and Sub-Adviser. In this regard, the Board took into account that the Investment Manager did not act as investment adviser to other investment products and the Sub-Adviser acted as investment adviser to the Predecessor Fund, a privately offered fund with similar investment objectives and strategies as the Fund, as well as other privately offered investment products. The Board reviewed and considered the relevant performance history of certain privately offered investment products advised by the Sub-Adviser. However, because the Fund had not yet commenced operations, the Board was not able to consider Fund performance.

Felicitas Private Markets Fund
Fund Information
December 31, 2023 (Unaudited) — (Continued)

FEES AND EXPENSES

The Board reviewed the proposed advisory fee rate, proposed sub-advisory fee rate and estimated total expense ratio of the Fund. The Board noted that the fee payable to the Sub-Adviser under the Investment Sub-Advisory Agreement would be paid by the Investment Manager from the advisory fee that the Investment Manager received from the Fund. The Board compared the advisory fee and pro-forma total expense ratio for the Fund with various comparative data, including a report on other comparable funds prepared by an independent third party. In addition, the Board noted that the Investment Manager proposed to contractually limit total annual operating expenses of the Fund. The Board concluded that the advisory fee to be paid by the Fund to the Investment Manager, the sub-advisory fee to be paid by the Investment Manager to the Sub-Adviser, and pro-forma total expense ratio of the Fund were reasonable and satisfactory in light of the services proposed to be provided.

BREAKPOINTS AND ECONOMIES OF SCALE

The Board reviewed the structure of the Fund’s proposed advisory fee and the fee to be paid by the Investment Manager to the Sub-Adviser under the Advisory Agreements. The Board noted that the Fund’s advisory fee did not have breakpoints and would not benefit the Fund as assets grew in the Fund. The Board considered the Fund’s proposed advisory fee and the fee to be paid by the Investment Manager to the Sub-Adviser under the Advisory Agreements and concluded that the fees were reasonable and satisfactory in light of the services proposed to be provided. The Board also determined that, given the Fund’s current size, economies of scale were not present at this time.

PROFITABILITY OF THE ADVISERS

The Board considered and reviewed pro-forma information concerning the estimated costs to be incurred and profits expected to be realized by each of the Investment Manager and the Sub-Adviser from their respective relationships with the Fund. Although the Board considered and reviewed pro-forma information concerning the Investment Manager’s and the Sub-Adviser’s expected costs and profits, due to the fact that operations for the Fund had not yet commenced, the Board made no determination with respect to profitability.

ANCILLARY BENEFITS AND OTHER FACTORS

The Board also discussed other benefits to be received by the Investment Manager and the Sub-Adviser from the management of the Fund including, the ability to market other investment products managed by the Sub-Adviser. In addition, the Board considered that an affiliate of the Investment Manager was anticipated to serve as a wholesaler of the Fund’s Shares and would receive certain fees from the Investment Manager for providing such services to the Fund. The Board noted that the Investment Manager and the Sub-Adviser did not have affiliations with the Fund’s transfer agent, administrator, custodian or distributor and, therefore, would not likely derive any benefits from the relationships these parties may have with the Fund. The Board concluded that the proposed advisory fee and sub-advisory fee were reasonable in light of any fall-out benefits.

GENERAL CONCLUSION

Based on its consideration of all factors that it deemed material, and assisted by the advice of its counsel, the Board concluded it would be in the best interest of the Fund and its shareholders to approve the Investment Management Agreement and Investment Sub-Advisory Agreement for an initial two-year term.

The Felicitas Private Markets Fund

PRIVACY NOTICE

FACTS	WHAT DOES THE FUND DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•   Social Security number

•   Account balances

•   Account transactions

•   Transaction history

•   Wire transfer instructions

•   Checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
What we do
How does the Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does the Fund collect my personal information?	We collect your personal information, for example, when you Open an account Provide account information

Give us your contact information Make a wire transfer Tell us where to send the money We also collect your information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

Sharing for affiliates’ everyday business purposes — information about your creditworthiness

Affiliates from using your information to market to you Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. The Fund doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. The Fund doesn’t jointly market.

(b)              Not applicable.

ITEM 2.     CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.     SCHEDULE OF INVESTMENTS.

(a)              Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)              Not applicable

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)              Not applicable to semi-annual reports.

(b)              None.

ITEM 9.     PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407), or this Item.

ITEM 11.   CONTROLS AND PROCEDURES.

(a)              The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)              There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.   DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT COMPANIES.

(a)              Not applicable.

(b)              Not applicable.

ITEM 13.   EXHIBITS.

(a)(1)          Not applicable to semi-annual reports.

(a)(2)          Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)          Not applicable.

(a)(4)          Not applicable.

(b)              Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Felicitas Private Markets Fund

By (Signature and Title)*	/s/ Brian Smith
Brian Smith, President (Principal Executive Officer)
Date	March 8, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian Smith
Brian Smith, President (Principal Executive Officer)
Date	March 8, 2024
By (Signature and Title)*	/s/ Richard Finch
Richard Finch, Treasurer (Principal Financial Officer)
Date	March 8, 2024

*        Print the name and title of each signing officer under his or her signature.

3